Acquisition of Zhonglian - Schedule of Business Combination Assets and Liabilities (Details)	Sep. 30, 2025 CNY (¥)
Current Assets
Cash and cash equivalents	¥ 11,437,549
Restricted cash	5,894,326
Accounts receivable, net	17,011,672
Income tax recoverable	377,019
Prepaid expenses and other current assets, net	10,217,865
Total Current Assets	44,938,431
Property and equipment, net	971,900
Operating lease right of use assets	1,567,326
Restricted cash, noncurrent	5,000,000
Deferred tax assets	3,957,634
Total Non-Current Assets	11,496,860
Total Assets	56,435,291
Current Liabilities
Accounts payable	30,345,987
Operating lease liabilities, current	710,353
Accrued expenses and other liabilities	21,715,593
Total Current Liabilities	52,771,933
Deferred tax liabilities	2,958,195
Operating lease liabilities, noncurrent	634,856
Total Non-current Liabilities	3,593,051
Total Liabilities	56,364,984
Net tangible assets	¥ 70,307